Income Taxes (Provision For Income Taxes/(Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Current taxes: Federal									$ 7,927	$ 43,962	$ 100,262
Current taxes: State									5,818	9,672	21,835
Current taxes: Foreign									1,255	1,329	(1,831)
Current taxes: Total									15,000	54,963	120,266
Deferred taxes: Federal									39,127	(9,396)	(275)
Deferred taxes: State									6,261	3,056	(8,064)
Deferred taxes: Foreign									674	608	(263)
Deferred Income Tax Expense (Benefit), Total									46,062	(5,732)	(8,602)
Provision for income taxes	$ 28,014	$ 10,168	$ 6,022	$ 16,858	$ (90)	$ 5,169	$ 17,183	$ 26,969	$ 61,062	$ 49,231	$ 111,664